Events after the Reporting Period (Details) - CAD ($) $ / shares in Units, $ in Millions	Feb. 28, 2024	Feb. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [Line Items]
Consideration			$ 137.3	$ 93.1
Acquisitions
Disclosure of non-adjusting events after reporting period [Line Items]
Consideration		$ 522.9
Dividend declaration transactions
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends payable amount per share (in cad per share)	$ 0.21